Debt and Capital Lease Obligations - Debt Covenants (Details) $ in Millions	12 Months Ended
Jan. 31, 2018 USD ($)
Actual
Interest Coverage Ratio	3.29
Leverage Ratio	2.46
ABS Excluded Leverage Ratio	1.09
Cash Recovery Percent	4.80%
Capital Expenditures, net	$ 9.8
Required Minimum/ Maximum
Interest Coverage Ratio must equal or exceed minimum	1.25
Leverage Ratio must not exceed maximum	4
ABS Excluded Leverage Ratio must not exceed maximum	2
Cash Recovery Percent must exceed stated amount	4.20%
Capital Expenditures, net, must not exceed maximum	$ 75.0